American Century Investments®
Quarterly Portfolio Holdings
American Century® Emerging Markets Bond ETF (AEMB)
November 30, 2023

Emerging Markets Bond ETF - Schedule of Investments
NOVEMBER 30, 2023 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
SOVEREIGN GOVERNMENTS AND AGENCIES — 57.1%
Angola — 1.2%
Angolan Government International Bond, 8.25%, 5/9/28(1)	200,000	178,002
Angolan Government International Bond, 9.375%, 5/8/48(1)	300,000	232,922
		410,924
Argentina — 1.4%
Argentine Republic Government International Bond, 3.625%, 7/9/35	1,398,000	456,993
Bahamas — 0.3%
Bahamas Government International Bond, 5.75%, 1/16/24(1)	100,000	99,873
Brazil — 1.4%
Brazilian Government International Bond, 4.25%, 1/7/25	125,000	123,246
Brazilian Government International Bond, 6.00%, 10/20/33	200,000	194,951
Brazilian Government International Bond, 4.75%, 1/14/50	200,000	145,185
		463,382
Chile — 2.4%
Chile Government International Bond, 2.55%, 1/27/32	676,000	562,623
Chile Government International Bond, 2.55%, 7/27/33	200,000	159,878
Chile Government International Bond, 3.50%, 1/31/34	100,000	86,074
		808,575
Colombia — 2.1%
Colombia Government International Bond, 4.50%, 1/28/26	75,000	72,829
Colombia Government International Bond, 8.00%, 11/14/35	200,000	207,030
Colombia Government International Bond, 6.125%, 1/18/41	515,000	430,675
		710,534
Costa Rica — 0.9%
Costa Rica Government International Bond, 6.125%, 2/19/31	200,000	199,890
Costa Rica Government International Bond, 7.30%, 11/13/54(1)	100,000	102,384
		302,274
Dominican Republic — 2.9%
Dominican Republic International Bond, 4.50%, 1/30/30	400,000	354,571
Dominican Republic International Bond, 4.875%, 9/23/32	300,000	259,535
Dominican Republic International Bond, 5.30%, 1/21/41	220,000	178,278
Dominican Republic International Bond, 5.875%, 1/30/60	200,000	161,459
		953,843
Ecuador — 1.0%
Ecuador Government International Bond, 0.00%, 7/31/30(1)(2)	425,000	118,193
Ecuador Government International Bond, 3.50%, 7/31/35	625,000	221,734
		339,927
Egypt — 2.2%
Egypt Government International Bond, 6.20%, 3/1/24(1)	265,000	261,040
Egypt Government International Bond, 5.80%, 9/30/27	200,000	143,756
Egypt Government International Bond, 7.05%, 1/15/32	515,000	325,766
		730,562
El Salvador — 0.7%
El Salvador Government International Bond, 5.875%, 1/30/25	100,000	92,500
El Salvador Government International Bond, 7.65%, 6/15/35	75,000	55,950
El Salvador Government International Bond, 7.12%, 1/20/50	100,000	67,291
		215,741
Ghana — 0.9%
Ghana Government International Bond, 8.125%, 3/26/32(1)(3)(4)	400,000	173,842

Ghana Government International Bond, 8.95%, 3/26/51(1)(3)(4)	250,000	107,407
		281,249
Guatemala — 1.1%
Guatemala Government Bond, 4.50%, 5/3/26(1)	200,000	190,949
Guatemala Government Bond, 5.25%, 8/10/29(1)	200,000	186,749
		377,698
Hungary — 1.4%
Hungary Government International Bond, 2.125%, 9/22/31(1)	350,000	270,449
Hungary Government International Bond, 6.25%, 9/22/32(1)	200,000	204,720
		475,169
Indonesia — 3.0%
Indonesia Government International Bond, 4.10%, 4/24/28	200,000	192,709
Indonesia Government International Bond, 8.50%, 10/12/35	355,000	451,042
Indonesia Government International Bond, 4.75%, 7/18/47	75,000	68,597
Indonesia Government International Bond, 5.45%, 9/20/52	200,000	196,500
Perusahaan Penerbit SBSN Indonesia III, 5.60%, 11/15/33(1)	100,000	102,143
		1,010,991
Ivory Coast — 0.5%
Ivory Coast Government International Bond, 5.75%, 12/31/32	167,249	155,216
Jordan — 1.5%
Jordan Government International Bond, 4.95%, 7/7/25(1)	100,000	97,285
Jordan Government International Bond, 7.50%, 1/13/29(1)	300,000	299,018
Jordan Government International Bond, 7.375%, 10/10/47(1)	100,000	86,946
		483,249
Kenya — 1.0%
Republic of Kenya Government International Bond, 6.875%, 6/24/24(1)	260,000	251,176
Republic of Kenya Government International Bond, 8.25%, 2/28/48(1)	100,000	75,956
		327,132
Mexico — 2.9%
Mexico Government International Bond, 4.75%, 4/27/32	435,000	405,870
Mexico Government International Bond, 4.875%, 5/19/33	200,000	186,205
Mexico Government International Bond, 3.50%, 2/12/34	441,000	360,302
		952,377
Morocco — 0.4%
Morocco Government International Bond, 3.00%, 12/15/32(1)	150,000	118,284
Nigeria — 2.1%
Nigeria Government International Bond, 6.50%, 11/28/27(1)	200,000	177,751
Nigeria Government International Bond, 7.875%, 2/16/32	200,000	169,711
Nigeria Government International Bond, 7.375%, 9/28/33(1)	250,000	199,385
Nigeria Government International Bond, 7.625%, 11/28/47(1)	200,000	145,980
		692,827
Oman — 1.9%
Oman Government International Bond, 5.625%, 1/17/28(1)	200,000	200,747
Oman Government International Bond, 6.75%, 1/17/48	450,000	440,035
		640,782
Pakistan — 1.0%
Pakistan Government International Bond, 8.25%, 9/30/25	200,000	170,025
Pakistan Government International Bond, 8.875%, 4/8/51(1)	250,000	148,196
		318,221
Panama — 3.6%
Panama Government International Bond, 7.125%, 1/29/26	300,000	304,022
Panama Government International Bond, 3.16%, 1/23/30	200,000	164,562
Panama Government International Bond, 6.40%, 2/14/35	50,000	46,860
Panama Government International Bond, 6.875%, 1/31/36	291,000	278,046

Panama Government International Bond, 4.50%, 4/16/50	640,000	418,488
		1,211,978
Paraguay — 0.3%
Paraguay Government International Bond, 3.85%, 6/28/33(1)	135,000	114,602
Peru — 2.6%
Peruvian Government International Bond, 2.78%, 1/23/31	300,000	253,229
Peruvian Government International Bond, 8.75%, 11/21/33	200,000	243,928
Peruvian Government International Bond, 3.55%, 3/10/51	538,000	380,623
		877,780
Philippines — 2.1%
Philippine Government International Bond, 6.375%, 1/15/32	200,000	217,860
Philippine Government International Bond, 5.50%, 1/17/48	267,000	264,414
ROP Sukuk Trust, 5.05%, 6/6/29(1)(5)	200,000	198,560
		680,834
Poland — 1.9%
Bank Gospodarstwa Krajowego, 6.25%, 10/31/28(1)	43,000	44,717
Bank Gospodarstwa Krajowego, 5.375%, 5/22/33(1)	509,000	497,580
Republic of Poland Government International Bond, 5.75%, 11/16/32	100,000	104,056
		646,353
Romania — 1.8%
Romanian Government International Bond, 6.625%, 2/17/28(1)	200,000	203,926
Romanian Government International Bond, 6.00%, 5/25/34(1)	300,000	291,096
Romanian Government International Bond, 7.625%, 1/17/53(1)	112,000	117,810
		612,832
Saudi Arabia — 2.2%
Saudi Government International Bond, 4.75%, 1/18/28(1)	81,000	80,526
Saudi Government International Bond, 4.625%, 10/4/47	600,000	495,223
Saudi Government International Bond, 4.625%, 10/4/47(1)	200,000	165,074
		740,823
Senegal — 0.7%
Senegal Government International Bond, 6.25%, 5/23/33(1)	260,000	216,346
Serbia — 0.4%
Serbia International Bond, 6.50%, 9/26/33(1)	140,000	138,089
South Africa — 0.6%
Republic of South Africa Government International Bond, 4.30%, 10/12/28	75,000	67,589
Republic of South Africa Government International Bond, 5.75%, 9/30/49	200,000	145,348
		212,937
Sri Lanka — 1.1%
Sri Lanka Government International Bond, 6.75%, 4/18/28(1)(3)(4)	200,000	101,313
Sri Lanka Government International Bond, 7.85%, 3/14/29(3)(4)	500,000	251,058
		352,371
Trinidad and Tobago — 0.2%
Trinidad & Tobago Government International Bond, 5.95%, 1/14/31(1)	75,000	74,756
Turkey — 3.5%
Hazine Mustesarligi Varlik Kiralama AS, 8.51%, 1/14/29(1)	100,000	101,500
Turkiye Government International Bond, 6.00%, 3/25/27	200,000	192,625
Turkiye Government International Bond, 9.875%, 1/15/28	250,000	269,275
Turkiye Government International Bond, 9.125%, 7/13/30	225,000	236,360
Turkiye Government International Bond, 6.625%, 2/17/45	200,000	159,828
Turkiye Government International Bond, 5.75%, 5/11/47	300,000	212,790
		1,172,378
Ukraine — 0.8%
Ukraine Government International Bond, 7.25%, 3/15/35(3)(4)	1,050,000	252,588

United Arab Emirates — 1.1%
Abu Dhabi Government International Bond, 2.50%, 9/30/29(1)	400,000	357,357
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $19,731,409)		18,987,847
CORPORATE BONDS — 29.5%
Brazil — 0.5%
Guara Norte Sarl, 5.20%, 6/15/34(1)	176,852	156,419
Chile — 0.3%
Kenbourne Invest SA, 4.70%, 1/22/28(1)	114,000	59,415
VTR Finance NV, 6.375%, 7/15/28(1)	200,000	34,865
		94,280
China — 0.7%
Alibaba Group Holding Ltd., 4.20%, 12/6/47	150,000	113,006
Tencent Holdings Ltd., 3.24%, 6/3/50	200,000	123,343
		236,349
Colombia — 4.7%
Canacol Energy Ltd., 5.75%, 11/24/28	400,000	302,564
Ecopetrol SA, 6.875%, 4/29/30	200,000	190,721
Ecopetrol SA, 4.625%, 11/2/31	200,000	160,492
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA, 5.375%, 12/30/30(1)	517,000	388,158
Geopark Ltd., 5.50%, 1/17/27(1)	400,000	349,555
Millicom International Cellular SA, 4.50%, 4/27/31(1)	200,000	160,300
		1,551,790
Guatemala — 0.5%
Central American Bottling Corp. / CBC Bottling Holdco SL / Beliv Holdco SL, 5.25%, 4/27/29(1)	200,000	182,626
India — 0.5%
Greenko Dutch BV, 3.85%, 3/29/26	185,000	169,113
Indonesia — 3.0%
Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT, 5.45%, 5/15/30(1)	425,000	415,257
Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT, 5.80%, 5/15/50	200,000	174,367
Perusahaan Perseroan (Persero) PT Perusahaan Listrik Negara, 5.45%, 5/21/28	425,000	423,089
		1,012,713
Kazakhstan — 0.5%
KazMunayGas National Co. JSC, 5.75%, 4/19/47	200,000	159,926
Luxembourg — 2.8%
CSN Resources SA, 8.875%, 12/5/30(1)(5)	100,000	100,000
EIG Pearl Holdings Sarl, 4.39%, 11/30/46(1)	461,000	341,054
Petrorio Luxembourg Trading Sarl, 6.125%, 6/9/26(1)	308,000	299,981
Rede D'or Finance Sarl, 4.50%, 1/22/30	225,000	194,728
		935,763
Malaysia — 0.9%
Petronas Capital Ltd., 3.50%, 4/21/30	200,000	182,884
Petronas Capital Ltd., 4.55%, 4/21/50	125,000	106,266
		289,150
Mexico — 5.6%
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, VRN, 7.53%, 10/1/28	200,000	202,419
BBVA Bancomer SA, VRN, 5.125%, 1/18/33(1)	200,000	180,059
Becle SAB de CV, 2.50%, 10/14/31	200,000	154,808
Comision Federal de Electricidad, 4.875%, 1/15/24	200,000	199,949
Minera Mexico SA de CV, 4.50%, 1/26/50(1)	140,000	103,360
Petroleos Mexicanos, 6.49%, 1/23/27	614,000	555,579
Petroleos Mexicanos, 5.95%, 1/28/31	250,000	187,815
Petroleos Mexicanos, 6.50%, 6/2/41	250,000	158,743
Tierra Mojada Luxembourg II Sarl, 5.75%, 12/1/40(1)	153,546	130,896
		1,873,628

Nigeria — 0.3%
IHS Netherlands Holdco BV, 8.00%, 9/18/27(1)	100,000	87,901
Panama — 0.6%
C&W Senior Financing DAC, 6.875%, 9/15/27(1)	200,000	182,697
Paraguay — 0.7%
Bioceanico Sovereign Certificate Ltd., 0.00%, 6/5/34(2)	178,115	127,259
Rutas 2 & 7 Finance Ltd., 0.00%, 9/30/36(2)	173,333	112,705
		239,964
Peru — 1.5%
Banco de Credito del Peru SA, VRN, 3.25%, 9/30/31	100,000	89,042
Credicorp Ltd., 2.75%, 6/17/25	100,000	94,798
Hunt Oil Co. of Peru LLC Sucursal Del Peru, 8.55%, 9/18/33(1)	300,000	311,787
		495,627
Qatar — 0.1%
Ooredoo International Finance Ltd., 4.50%, 1/31/43(1)	50,000	43,433
Saudi Arabia — 1.3%
Saudi Arabian Oil Co., 4.25%, 4/16/39	400,000	335,589
TMS Issuer Sarl, 5.78%, 8/23/32(1)	100,000	101,345
		436,934
South Africa — 2.4%
Eskom Holdings SOC Ltd., 7.125%, 2/11/25(1)	400,000	399,137
Eskom Holdings SOC Ltd., 4.31%, 7/23/27	200,000	182,343
Eskom Holdings SOC Ltd., 6.35%, 8/10/28(1)	65,000	61,360
Prosus NV, 4.19%, 1/19/32	200,000	168,421
		811,261
United Arab Emirates — 1.3%
Abu Dhabi National Energy Co. PJSC, 4.375%, 1/24/29(1)	48,000	46,627
DP World Crescent Ltd., 4.85%, 9/26/28	400,000	389,000
		435,627
United Kingdom — 0.2%
MARB BondCo PLC, 3.95%, 1/29/31	75,000	57,956
United States — 1.1%
Bimbo Bakeries USA, Inc., 6.05%, 1/15/29(1)	200,000	204,539
DAE Funding LLC, 3.375%, 3/20/28(1)	100,000	90,451
Truist Financial Corp., VRN, 7.16%, 10/30/29	66,000	69,026
		364,016
TOTAL CORPORATE BONDS (Cost $10,813,971)		9,817,173
U.S. TREASURY SECURITIES — 4.7%
U.S. Treasury Notes, 2.50%, 3/31/27(6)	550,000	517,816
U.S. Treasury Notes, 1.375%, 11/15/31	400,000	320,609
U.S. Treasury Notes, 1.875%, 2/15/32(6)	750,000	622,354
U.S. Treasury Notes, 3.375%, 5/15/33	131,000	121,073
TOTAL U.S. TREASURY SECURITIES (Cost $1,733,725)		1,581,852
PREFERRED STOCKS — 0.6%
Mexico — 0.6%
Banco Mercantil del Norte SA, 7.50%	100,000	91,354
Banco Mercantil del Norte SA, 8.375%(1)(7)	100,000	96,506
TOTAL PREFERRED STOCKS (Cost $208,283)		187,860
SHORT-TERM INVESTMENTS — 7.5%
Money Market Funds — 7.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,464,068	2,464,068

State Street Navigator Securities Lending Government Money Market Portfolio(8)	49,125	49,125
TOTAL SHORT-TERM INVESTMENTS (Cost $2,513,193)		2,513,193
TOTAL INVESTMENT SECURITIES — 99.4% (Cost $35,000,581)		33,087,925
OTHER ASSETS AND LIABILITIES — 0.6%		184,240
TOTAL NET ASSETS — 100.0%		$33,272,165

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	13	March 2024	$2,657,992	$6,373
U.S. Treasury 5-Year Notes	1	March 2024	106,852	381
U.S. Treasury Ultra Bonds	19	March 2024	2,337,000	15,948
			$5,101,844	$22,702
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury Long Bonds	1	March 2024	$116,437	$(463)
U.S. Treasury 10-Year Ultra Notes	6	March 2024	681,094	973
			$797,531	$510
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Brazilian Government International Bond	Buy	(1.00)%	12/20/28	$660,000	$22,789	$(9,725)	$13,064
Chile Government International Bond	Buy	(1.00)%	12/20/28	$382,000	(5,451)	(2,930)	(8,381)
Colombia Government International Bond	Buy	(1.00)%	12/20/28	$670,000	35,763	(10,977)	24,786
Markit CDX Emerging Markets Index Series 39	Buy	(1.00)%	6/20/28	$710,000	28,430	(9,352)	19,078
Markit CDX North America High Yield Index Series 39	Buy	(5.00)%	12/20/27	$627,200	8,545	(43,444)	(34,899)
Mexico Government International Bond	Buy	(1.00)%	12/20/28	$1,500,000	12,293	(15,581)	(3,288)
Republic of South Africa Government International Bond	Buy	(1.00)%	12/20/28	$861,000	58,522	(9,867)	48,655
					$160,891	$(101,876)	$59,015
§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
CDX	–	Credit Derivatives Indexes
VRN	–
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $11,260,377, which represented 33.8% of total net assets.
(2)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(3)Security is in default.
(4)Non-income producing.
(5)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(6)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $539,460.
(7)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $48,253. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(8)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $49,125.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Sovereign Governments and Agencies	—	$18,987,847	—
Corporate Bonds	—	9,817,173	—
U.S. Treasury Securities	—	1,581,852	—
Preferred Stocks	—	187,860	—
Short-Term Investments	$2,513,193	—	—
	$2,513,193	$30,574,732	—
Other Financial Instruments
Futures Contracts	$23,675	—	—
Swap Agreements	—	$105,583	—
	$23,675	$105,583	—

Liabilities
Other Financial Instruments
Futures Contracts	$463	—	—
Swap Agreements	—	$46,568	—
	$463	$46,568	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.